Concentrations	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Concentrations
Concentrations

During the three months ended March 31, 2018 the Company’s two largest customers accounted for approximately 28% and 12% of sales, respectively. During the three months ended March 31, 2017, the Company’s two largest customers accounted for approximately 25% and 14% of sales, respectively.

During the six months ended December 31, 2017, the Company’s two largest customers each accounted for approximately 6% of sales. During the six months ended December 31, 2016, the Company’s two largest customers accounted for approximately 75% and 1% of sales, respectively.

During the year ended June 30, 2017, the Company’s two largest customers accounted for approximately 50% and 7% of sales, respectively. During the year ended June 30, 2016, the Company’s two largest customers accounted for approximately 27% and 26% of sales, respectively.